Share-based Payments - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 $ / shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2020 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares, Number of shares Granted | shares					0
Restricted shares, total weighted average grant-date fair value granted | $ / shares		$ 0.78		$ 0.74
Restricted shares,Aggregate Fair value	¥ 91,683	$ 14,051	¥ 19,580
Share-based Payment Arrangement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrrangement intrinsic value of options excercised during the period	906,120	$ 138,869	308,665		¥ 0
Share based compensation by share based payment arrangement weighted average grant date fair value of awards granted during the period | $ / shares		$ 1.16		0.65		$ 0.58
Share based compensation by share based payment arrangement aggregatte fair value of shares vested during the period	44,135	$ 6,764	36,060		¥ 43,115
Share based compensation by share based payment arrangement unrecognised compensation	¥ 127,048						$ 19,471
Share based compensation by share based payment arrangement unrecognized compensation recognition period	1 year 6 months 14 days	1 year 6 months 14 days
Share Options Scheme [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement number of shares authorised | shares					209,750,000	209,750,000
Share based compensation by share based payment arrangement contactual term					10 years
Share based compensation by share based payment arrangement vesting period					2 years
Share based compensation by share based payment arrrangement intrinsic value of options excercised during the period	¥ 3,230	$ 495
Share based compensation by share based payment arrangement unrecognized compensation recognition period	1 year 8 months 1 day	1 year 8 months 1 day
Share based compensation by share based payment arrangement unrecognised compensation	¥ 132,797						20,352
Restricted shares, Number of shares Granted | shares	25,300,000	25,300,000
Restricted shares, total weighted average grant-date fair value granted | $ / shares		$ 0.78
Share Award Scheme [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment arrangement number of shares authorised | shares					215,376,304	215,376,304
Share based compensation by share based payment arrangement contactual term					10 years
Share based compensation by share based payment arrangement vesting period					5 years
Share based compensation by share based payment arrangement weighted average grant date fair value of awards granted during the period | $ / shares		$ 0.31		$ 0.30
Share based compensation by share based payment arrangement aggregatte fair value of shares vested during the period	¥ 15,981	$ 2,449	¥ 0
Share based compensation by share based payment arrangement unrecognized compensation recognition period	1 year 9 months 10 days	1 year 9 months 10 days
Share based compensation by share based payment arrangement unrecognised compensation	¥ 32,416						$ 4,968